UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04494

                                             The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager
	BA, Williams College	BSE, University of	BS, Boston College
	MBA, Columbia	Pennsylvania
	Business School	MBA, Columbia
Business School

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund decreased 1.2% compared with a decrease of 0.8% for the Standard & Poor’s (“S&P”) 500 Index. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)						Since Inception (3/3/86)

	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABAX)	(1.17)%	12.31%	9.19%	8.38%	10.71%	11.85%
S&P 500 Index	(0.76)	13.99	13.31	9.49	10.10	10.44	(d)
Dow Jones Industrial Average	(1.97)	19.34	13.25	9.81	10.36	11.46	(d)
Nasdaq Composite Index	2.59	20.90	18.13	13.31	12.96	9.60	(d)
Class A (GATAX)	(1.18)	12.31	9.18	8.38	10.71	11.85
With sales charge (b)	(6.86)	5.85	7.90	7.74	10.27	11.63
Class C (GATCX)	(1.36)	11.48	8.37	7.58	9.93	11.48
With contingent deferred sales charge (c)	(2.35)	10.48	8.37	7.58	9.93	11.48
Class I (GABIX)	(1.12)	12.59	9.46	8.65	10.90	11.94
Class T (GALTX)	(1.17)	12.35	9.19	8.39	10.71	11.85
With sales charge (e)	(3.64)	9.54	8.64	8.11	10.53	11.61

In the current prospectuses dated April 30, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.35%, 1.35%, 2.10%, 1.10%, and 1.35%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.
(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Asset Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.5%
	Aerospace — 1.4%
490,000	Aerojet Rocketdyne Holdings Inc.†	$13,705,300
5,000	Lockheed Martin Corp.	1,689,650
6,000	Northrop Grumman Corp.	2,094,720
1,506,100	Rolls-Royce Holdings plc	18,417,374
2,500	The Boeing Co.	819,700

		36,726,744

	Agriculture — 0.4%
220,000	Archer-Daniels-Midland Co.	9,541,400
2,600	Nutrien Ltd.	122,876
25,000	The Mosaic Co.	607,000

		10,271,276

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	165,000

	Automotive — 0.9%
5,000	Ferrari NV	602,600
25,000	General Motors Co.	908,500
394,000	Navistar International Corp.†	13,778,180
91,500	PACCAR Inc.	6,054,555
3,000	Volkswagen AG	600,214

		21,944,049

	Automotive: Parts and Accessories — 3.1%
140,000	BorgWarner Inc.	7,032,200
85,000	Brembo SpA	1,311,538
370,000	Dana Inc.	9,531,200
423,000	Genuine Parts Co.	38,002,320
43,000	Modine Manufacturing Co.†	909,450
46,000	O’Reilly Automotive Inc.†	11,379,480
30,000	Standard Motor Products Inc.	1,427,100
66,000	Superior Industries International Inc.	877,800
83,000	Tenneco Inc.	4,554,210
45,000	Visteon Corp.†	4,960,800

		79,986,098

	Aviation: Parts and Services — 0.9%
1,700,000	BBA Aviation plc	7,641,843
46,500	Curtiss-Wright Corp.	6,280,755
115,000	Kaman Corp.	7,143,800
40,000	KLX Inc.†	2,842,400

		23,908,798

	Broadcasting — 2.2%
283,600	CBS Corp., Cl. A, Voting	14,656,448
18,000	Cogeco Inc.	956,898
26,666	Corus Entertainment Inc., New York, Cl. B	124,264
13,334	Corus Entertainment Inc., Toronto, Cl. B	62,616
35,250	Liberty Broadband Corp., Cl. A†	2,989,200
100,682	Liberty Broadband Corp., Cl. C†	8,627,441
33,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	966,570

Shares		Market Value

67,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	$2,066,950
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,055,000
190,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	7,761,500
330,000	MSG Networks Inc., Cl. A†	7,458,000
10,000	Naspers Ltd., Cl. N	2,442,690
110,000	Pandora Media Inc.†	553,300
110,000	Sky plc	2,002,427
350,000	Television Broadcasts Ltd.	1,159,509
40,000	Tokyo Broadcasting System Holdings Inc.	839,810
56,000	Tribune Media Co., Cl. A	2,268,560

		56,991,183

	Building and Construction — 1.2%
39,000	Armstrong Flooring Inc.†	529,230
39,000	Assa Abloy AB, Cl. B	842,373
145,000	Fortune Brands Home & Security Inc.	8,539,050
95,000	Herc Holdings Inc.†	6,170,250
379,000	Johnson Controls International plc	13,355,960

		29,436,863

	Business Services — 2.7%
15,000	Blucora Inc.†	369,000
225,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,102,500
29,000	Ecolab Inc.	3,975,030
108,466	Fly Leasing Ltd., ADR†	1,443,682
206,000	Gerber Scientific Inc., Escrow†(a)	0
130,000	Live Nation Entertainment Inc.†	5,478,200
149,900	Macquarie Infrastructure Corp.	5,535,807
149,000	Mastercard Inc., Cl. A	26,098,840
2,000	MSC Industrial Direct Co. Inc., Cl. A	183,420
3,458	Novus Holdings Ltd.	1,338
35,000	The Brink’s Co.	2,497,250
580,000	The Interpublic Group of Companies Inc.	13,357,400
24,000	Vectrus Inc.†	893,760
61,000	Visa Inc., Cl. A	7,296,820

		68,233,047

	Cable and Satellite — 3.6%
132,000	AMC Networks Inc., Cl. A†	6,824,400
10,000	Charter Communications Inc., Cl. A†	3,112,200
441,000	Comcast Corp., Cl. A	15,068,970
330,200	DISH Network Corp., Cl. A†	12,511,278
88,611	EchoStar Corp., Cl. A†	4,676,002
147,900	Liberty Global plc, Cl. A†	4,630,749
392,000	Liberty Global plc, Cl. C†	11,928,560
20,857	Liberty Latin America Ltd., Cl. A†	405,669
46,740	Liberty Latin America Ltd., Cl. C†	892,267
558,000	Rogers Communications Inc., New York, Cl. B	24,931,440
50,000	Rogers Communications Inc., Toronto, Cl. B	2,233,089
118,000	Shaw Communications Inc., New York, Cl. B	2,272,680

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
120,000	Shaw Communications Inc., Toronto, Cl. B	$2,311,794

		91,799,098

	Communications Equipment — 0.5%
180,000	Corning Inc.	5,018,400
41,000	Harris Corp.	6,612,480

		11,630,880

	Computer Hardware — 0.1%
7,000	Apple Inc.	1,174,460
7,000	Dell Technologies Inc., Cl. V†	512,470

		1,686,930

	Computer Software and Services — 1.4%
5,700	Alphabet Inc., Cl. C†	5,881,203
6,400	CommerceHub Inc., Cl. A†	144,000
12,800	CommerceHub Inc., Cl. C†	287,872
40,000	Diebold Nixdorf Inc.	616,000
55,000	Donnelley Financial Solutions Inc.†	944,350
15,000	DST Systems Inc.	1,254,750
137,000	eBay Inc.†	5,512,880
49,000	Fidelity National Information Services Inc.	4,718,700
320,000	Hewlett Packard Enterprise Co.	5,612,800
63,000	Internap Corp.†	693,000
15,000	Micro Focus International plc, ADR	210,600
5,000	Microsoft Corp.	456,350
7,992	NetScout Systems Inc.†	210,589
55,000	Rockwell Automation Inc.	9,581,000

		36,124,094

	Consumer Products — 4.4%
30,000	Brunswick Corp.	1,781,700
11,000	Christian Dior SE	4,343,370
60,000	Church & Dwight Co. Inc.	3,021,600
330,000	Edgewell Personal Care Co.†	16,110,600
244,000	Energizer Holdings Inc.	14,537,520
10,000	Essity AB, Cl. A†	277,851
50,000	Essity AB, Cl. B†	1,380,871
3,400	Givaudan SA	7,738,912
30,000	Harley-Davidson Inc.	1,286,400
2,000	Hermes International	1,184,924
5,400	National Presto Industries Inc.	506,250
43,000	Reckitt Benckiser Group plc	3,640,244
100,000	Sally Beauty Holdings Inc.†	1,645,000
10,000	Svenska Cellulosa AB, Cl. A	105,991
42,000	Svenska Cellulosa AB, Cl. B	447,273
916,400	Swedish Match AB	41,431,052
4,000	The Estee Lauder Companies Inc., Cl. A	598,880
110,000	The Procter & Gamble Co.	8,720,800
30,000	Unilever plc, ADR	1,666,800

Shares		Market Value

35,000	Wolverine World Wide Inc.	$1,011,500

		111,437,538

	Consumer Services — 2.0%
5,000	Allegion plc	426,450
82,000	GCI Liberty Inc., Cl. A†	4,334,520
71,000	IAC/InterActiveCorp.†	11,102,980
20,000	Liberty Expedia Holdings Inc., Cl. A†	785,600
456,600	Liberty Interactive Corp. QVC Group, Cl. A†	11,492,622
10,000	Liberty TripAdvisor Holdings Inc., Cl. A†	107,500
420,000	Rollins Inc.	21,432,600

		49,682,272

	Diversified Industrial — 5.3%
500	Acuity Brands Inc.	69,595
5,000	Anixter International Inc.†	378,750
328,700	Crane Co.	30,483,638
97,000	Eaton Corp. plc	7,751,270
136,000	Greif Inc., Cl. A	7,106,000
264,000	Honeywell International Inc.	38,150,640
24,000	Ingersoll-Rand plc	2,052,240
220,000	ITT Inc.	10,775,600
30,000	Jardine Matheson Holdings Ltd.	1,848,600
124,000	Jardine Strategic Holdings Ltd.	4,754,160
250,000	Myers Industries Inc.	5,287,500
30,000	Pentair plc	2,043,900
11,500	Sulzer AG	1,509,676
185,000	Textron Inc.	10,909,450
330,000	Toray Industries Inc.	3,104,459
230,000	Trinity Industries Inc.	7,504,900
4,000	Waters Corp.†	794,600

		134,524,978

	Electronics — 2.7%
90,000	Cypress Semiconductor Corp.	1,526,400
1,800	Fortive Corp.	139,536
8,000	Kyocera Corp., ADR	453,920
1,500	Mettler-Toledo International Inc.†	862,545
2,200	Samsung Electronics Co. Ltd., GDR	2,521,200
892,000	Sony Corp., ADR	43,119,280
37,000	TE Connectivity Ltd.	3,696,300
103,000	Texas Instruments Inc.	10,700,670
25,000	Thermo Fisher Scientific Inc.	5,161,500

		68,181,351

	Energy and Utilities — 3.3%
10,000	Anadarko Petroleum Corp.	604,100
115,000	BP plc, ADR	4,662,100
103,000	Chevron Corp.	11,746,120
127,000	ConocoPhillips	7,529,830
113,000	Devon Energy Corp.	3,592,270
4,000	Edison International	254,640
204,000	El Paso Electric Co.	10,404,000

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
34,500	Enbridge Inc.	$1,085,715
90,000	EOG Resources Inc.	9,474,300
55,000	Exxon Mobil Corp.	4,103,550
130,000	GenOn Energy Inc., Escrow†(a)	0
165,000	Halliburton Co.	7,745,100
65,000	Kinder Morgan Inc.	978,900
13,000	Marathon Petroleum Corp.	950,430
243,000	National Fuel Gas Co.	12,502,350
56,400	Oceaneering International Inc.	1,045,656
5,000	Phillips 66	479,600
53,000	Southwest Gas Holdings Inc.	3,584,390
95,000	The AES Corp.	1,080,150
24,000	Wartsila OYJ Abp	530,078
195,000	Weatherford International plc†	446,550

		82,799,829

	Entertainment — 5.8%
195,500	Discovery Inc., Cl. A†	4,189,565
515,000	Discovery Inc., Cl. C†	10,052,800
670,000	Grupo Televisa SAB, ADR	10,693,200
21,000	Liberty Media Corp.- Liberty Braves, Cl. A†	477,330
115,071	Liberty Media Corp.- Liberty Braves, Cl. C†	2,625,920
20,000	Lions Gate Entertainment Corp., Cl. B	481,600
135,633	The Madison Square Garden Co, Cl. A†	33,338,591
4,000	Time Warner Inc.	378,320
1,760,000	Twenty-First Century Fox Inc., Cl. A	64,574,400
44,000	Twenty-First Century Fox Inc., Cl. B	1,600,280
421,500	Viacom Inc., Cl. A	16,691,400
67,000	Viacom Inc., Cl. B	2,081,020
50,000	Vivendi SA	1,291,974

		148,476,400

	Environmental Services — 2.6%
548,000	Republic Services Inc.	36,294,040
33,500	Stericycle Inc.†	1,960,755
89,000	Waste Connections Inc.	6,384,860
265,000	Waste Management Inc.	22,291,800

		66,931,455

	Equipment and Supplies — 7.6%
719,500	AMETEK Inc.	54,660,415
12,000	Amphenol Corp., Cl. A	1,033,560
10,000	AZZ Inc.	437,000
91,000	CIRCOR International Inc.	3,882,060
110,000	Crown Holdings Inc.†	5,582,500
155,000	CTS Corp.	4,216,000
4,670	Danaher Corp.	457,240
528,900	Donaldson Co. Inc.	23,826,945
540,000	Flowserve Corp.	23,398,200

Shares		Market Value

157,000	Graco Inc.	$7,178,040
213,400	IDEX Corp.	30,411,634
50,000	Interpump Group SpA	1,689,410
16,000	Lawson Products Inc.†	404,000
130,000	Mueller Industries Inc.	3,400,800
170,000	Sealed Air Corp.	7,274,300
23,250	The Manitowoc Co. Inc.†	661,695
50,000	The Timken Co.	2,280,000
20,000	The Toro Co.	1,249,000
75,000	The Weir Group plc	2,098,708
22,500	Valmont Industries Inc.	3,291,750
221,000	Watts Water Technologies Inc., Cl. A	17,171,700

		194,604,957

	Financial Services — 10.6%
12,800	Alleghany Corp.	7,864,832
68,000	AllianceBernstein Holding LP	1,825,800
318,000	American Express Co.	29,663,040
3,000	Ameriprise Financial Inc.	443,820
36,800	Argo Group International Holdings Ltd.	2,112,320
60,000	Bank of America Corp.	1,799,400
128	Berkshire Hathaway Inc., Cl. A†	38,284,800
5,500	BKF Capital Group Inc.†	63,663
65,000	Citigroup Inc.	4,387,500
100,000	GAM Holding AG	1,678,870
154,000	H&R Block Inc.	3,913,140
50,000	Interactive Brokers Group Inc., Cl. A	3,362,000
160,300	JPMorgan Chase & Co.	17,628,191
84,500	Kinnevik AB, Cl. A	3,076,481
90,000	Kinnevik AB, Cl. B	3,237,922
186,500	KKR & Co. LP	3,785,950
179,000	Legg Mason Inc.	7,276,350
3,050	LendingTree Inc.†	1,000,857
35,000	Leucadia National Corp.	795,550
40,000	Loews Corp.	1,989,200
39,000	M&T Bank Corp.	7,190,040
108,000	Marsh & McLennan Companies Inc.	8,919,720
111,000	PayPal Holdings Inc.†	8,421,570
28,500	Popular Inc.	1,186,170
130,000	State Street Corp.	12,964,900
20,000	SunTrust Banks Inc.	1,360,800
37,000	T. Rowe Price Group Inc.	3,994,890
665,000	The Bank of New York Mellon Corp.	34,267,450
55,000	The Blackstone Group LP	1,757,250
13,500	The Goldman Sachs Group Inc.	3,400,110
95,000	The Hartford Financial Services Group Inc.	4,894,400
134,000	The PNC Financial Services Group Inc.	20,266,160
10,000	Value Line Inc.	183,000
10,000	W. R. Berkley Corp.	727,000
138,000	Waddell & Reed Financial Inc., Cl. A	2,788,980
470,000	Wells Fargo & Co.	24,632,700

		271,144,826

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage — 14.6%
915,900	Brown-Forman Corp., Cl. A	$48,844,947
283,600	Brown-Forman Corp., Cl. B	15,427,840
46,000	Campbell Soup Co.	1,992,260
800,000	China Mengniu Dairy Co. Ltd.	2,742,047
35,000	Chr. Hansen Holding A/S	3,009,771
25,000	Coca-Cola European Partners plc	1,041,500
16,500	Coca-Cola HBC AG	609,756
345,000	Conagra Brands Inc.	12,723,600
30,000	Constellation Brands Inc., Cl. A	6,837,600
40,000	Crimson Wine Group Ltd.†	395,600
212,000	Danone SA	17,146,042
826,200	Davide Campari-Milano SpA	6,252,083
262,000	Diageo plc, ADR	35,480,040
64,000	Dr Pepper Snapple Group Inc.	7,576,320
80,000	Farmer Brothers Co.†	2,416,000
310,000	Flowers Foods Inc.	6,776,600
40,000	Fomento Economico Mexicano SAB de CV, ADR	3,657,200
440,000	General Mills Inc.	19,826,400
1,900,000	Grupo Bimbo SAB de CV, Cl. A	4,157,426
10,000	Heineken Holding NV	1,029,888
86,500	Heineken NV	9,291,691
20,000	Heineken NV, ADR	1,077,200
2,000	Ingredion Inc.	257,840
160,000	ITO EN Ltd.	6,217,753
11,000	John Bean Technologies Corp.	1,247,400
78,000	Kellogg Co.	5,070,780
74,300	Kerry Group plc, Cl. A	7,510,360
440,000	Kikkoman Corp.	17,615,714
135,000	Lamb Weston Holdings Inc.	7,859,700
19,800	LVMH Moet Hennessy Louis Vuitton SE	6,095,606
134,000	Maple Leaf Foods Inc.	3,265,883
25,000	MEIJI Holdings Co. Ltd.	1,910,155
435,000	Mondelēz International Inc., Cl. A	18,152,550
48,000	Morinaga Milk Industry Co. Ltd.	1,939,758
400	National Beverage Corp.	35,608
63,000	Nestlé SA	4,983,326
150,000	Nissin Foods Holdings Co. Ltd.	10,347,258
220,000	Parmalat SpA	810,744
83,000	PepsiCo Inc.	9,059,450
67,000	Pernod Ricard SA	11,150,041
131,000	Post Holdings Inc.†	9,924,560
93,000	Remy Cointreau SA	13,251,221
17,000	Suntory Beverage & Food Ltd.	822,800
58,000	The Coca-Cola Co.	2,518,940
30,000	The Hain Celestial Group Inc.†	962,100
21,000	The J.M. Smucker Co.	2,604,210
13,000	The Kraft Heinz Co.	809,770
400,000	Tingyi (Cayman Islands) Holding Corp.	829,750
151,000	Tootsie Roll Industries Inc.	4,446,950

Shares		Market Value

5,000	Tyson Foods Inc., Cl. A	$365,950
75,660	United Natural Foods Inc.†	3,248,840
158,300	Yakult Honsha Co. Ltd.	11,797,556

		373,424,384

	Health Care — 4.7%
15,000	Abbott Laboratories	898,800
30,000	Akorn Inc.†	561,300
8,000	Alexion Pharmaceuticals Inc.†	891,680
30,500	Allergan plc	5,132,845
46,500	AmerisourceBergen Corp.	4,008,765
30,500	Amgen Inc.	5,199,640
15,000	AngioDynamics Inc.†	258,750
49,722	Baxter International Inc.	3,233,919
7,500	Becton, Dickinson and Co.	1,625,250
11,000	Biogen Inc.†	3,012,020
4,600	Bio-Rad Laboratories Inc., Cl. A†	1,150,368
350,000	BioScrip Inc.†	861,000
68,000	Boston Scientific Corp.†	1,857,760
129,000	Bristol-Myers Squibb Co.	8,159,250
70,000	Cardiovascular Systems Inc.†	1,535,100
43,000	Chemed Corp.	11,732,980
10,000	Cigna Corp.	1,677,400
23,500	CONMED Corp.	1,488,255
25,000	DaVita Inc.†	1,648,500
27,000	Eli Lilly & Co.	2,088,990
30,000	Endo International plc†	178,200
40,000	Envision Healthcare Corp.†	1,537,200
120,000	Evolent Health Inc., Cl. A†	1,710,000
10,000	Express Scripts Holding Co.†	690,800
20,000	Gerresheimer AG	1,640,191
25,000	HCA Healthcare Inc.	2,425,000
61,400	Henry Schein Inc.†	4,126,694
40,000	Indivior plc†	228,745
15,000	Integer Holdings Corp.†	848,250
66,500	Johnson & Johnson	8,521,975
50,000	Kindred Healthcare Inc.	457,500
8,000	Laboratory Corp. of America Holdings†	1,294,000
15,000	McKesson Corp.	2,113,050
25,000	Medtronic plc	2,005,500
124,000	Merck & Co. Inc.	6,754,280
30,000	Mylan NV†	1,235,100
30,432	Orthofix International NV†	1,788,793
50,000	Osiris Therapeutics Inc.†	440,000
30,000	Owens & Minor Inc.	466,500
60,000	Patterson Cos., Inc.	1,333,800
44,000	Quidel Corp.†	2,279,640
400	Regeneron Pharmaceuticals Inc.†	137,744
75,000	Roche Holding AG, ADR	2,146,875
13,000	Shire plc, ADR	1,942,070
14,500	Stryker Corp.	2,333,340
4,000	The Cooper Companies Inc.	915,240

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
10,000	UnitedHealth Group Inc.	$2,140,000
20,000	Valeant Pharmaceuticals International Inc.†	318,400
128,000	William Demant Holding A/S†	4,736,672
94,000	Wright Medical Group NV†	1,864,960
42,500	Zimmer Biomet Holdings Inc.	4,634,200
8,000	Zoetis Inc.	668,080

		120,935,371

	Hotels and Gaming — 1.7%
14,000	Accor SA	755,374
56,000	Belmond Ltd., Cl. A†	624,400
3,500	Churchill Downs Inc.	854,175
350,000	Genting Singapore plc	288,297
36,000	Hyatt Hotels Corp., Cl. A	2,745,360
88,000	ILG Inc.	2,737,680
50,000	Las Vegas Sands Corp.	3,595,000
4,650,000	Mandarin Oriental International Ltd.	11,113,500
390,000	MGM Resorts International	13,657,800
2,000,000	The Hongkong & Shanghai Hotels Ltd.	3,042,755
39,000	Universal Entertainment Corp.	1,784,972
7,700	Wyndham Worldwide Corp.	881,111
11,400	Wynn Resorts Ltd.	2,078,904

		44,159,328

	Machinery — 4.2%
120,000	Caterpillar Inc.	17,685,600
1,394,000	CNH Industrial NV	17,285,600
218,600	CNH Industrial NV, Borsa ltaliana	2,697,836
212,000	Deere & Co.	32,927,840
50,000	Mueller Water Products Inc., Cl. A	543,500
93,000	Welbilt Inc.†	1,808,850
429,000	Xylem Inc.	32,998,680

		105,947,906

	Manufactured Housing and Recreational Vehicles — 0.3%
31,500	Cavco Industries Inc.†	5,473,125
20,000	Nobility Homes Inc.	410,000
32,500	Skyline Corp.†	715,000

		6,598,125

	Metals and Mining — 1.9%
56,000	Agnico Eagle Mines Ltd.	2,355,920
234,000	Barrick Gold Corp.	2,913,300
30,000	Cleveland-Cliffs Inc.†	208,500
90,000	Franco-Nevada Corp.	6,155,100
156,000	Freeport-McMoRan Inc.†	2,740,920
60,000	Kinross Gold Corp.†	237,000
24,000	New Hope Corp. Ltd.	38,710
522,000	Newmont Mining Corp.	20,394,540
123,000	Royal Gold Inc.	10,562,010
57,609	TimkenSteel Corp.†	875,081
180,000	Turquoise Hill Resources Ltd.†	552,600

Shares		Market Value

84,000	Wheaton Precious Metals Corp.	$1,711,080

		48,744,761

	Publishing — 1.2%
52,000	Meredith Corp.	2,797,600
128,000	News Corp., Cl. A	2,022,400
70,000	News Corp., Cl. B	1,127,000
120,000	S&P Global Inc.	22,927,200
215,000	The E.W. Scripps Co., Cl. A	2,577,850
10,000	The New York Times Co., Cl. A	241,000

		31,693,050

	Real Estate — 0.8%
16,500	Brookfield Asset Management Inc., Cl. A	643,500
104,000	Griffin Industrial Realty Inc.	3,903,120
14,422	Host Hotels & Resorts Inc., REIT	268,826
85,000	Ryman Hospitality Properties Inc., REIT	6,583,250
240,500	The St. Joe Co.†	4,533,425
100,000	Weyerhaeuser Co., REIT	3,500,000

		19,432,121

	Retail — 1.9%
50,000	Aaron’s Inc.	2,330,000
129,000	AutoNation Inc.†	6,034,620
59,000	Costco Wholesale Corp.	11,117,370
163,000	CVS Health Corp.	10,140,230
400,000	Lianhua Supermarket Holdings Ltd., Cl. H†	121,812
140,000	Macy’s Inc.	4,163,600
30,000	Murphy USA Inc.†	2,184,000
15,100	Penske Automotive Group Inc.	669,383
10,000	Rush Enterprises Inc., Cl. B†	403,800
45,000	The Cheesecake Factory Inc.	2,169,900
26,000	The Home Depot Inc.	4,634,240
123,000	The Kroger Co.	2,944,620
35,000	Walgreens Boots Alliance Inc.	2,291,450

		49,205,025

	Specialty Chemicals — 1.7%
20,000	Ashland Global Holdings Inc.	1,395,800
46,000	DowDuPont Inc.	2,930,660
440,000	Ferro Corp.†	10,216,800
133,000	H.B. Fuller Co.	6,614,090
95,000	International Flavors & Fragrances Inc.	13,006,450
340,000	OMNOVA Solutions Inc.†	3,570,000
9,000	Praxair Inc.	1,298,700
52,000	Sensient Technologies Corp.	3,670,160
45,000	SGL Carbon SE†	633,990
51,000	Valvoline Inc.	1,128,630

		44,465,280

	Telecommunications — 2.1%
86,000	CenturyLink Inc.	1,412,980
201,000	Cincinnati Bell Inc.†	2,783,850
160,000	Deutsche Telekom AG, ADR	2,622,400

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
30,000	Hellenic Telecommunications Organization SA	$405,311
25,000	Hellenic Telecommunications Organization SA, ADR	169,000
75,607	Loral Space & Communications Inc.†	3,149,032
6,000	Orange SA, ADR	102,480
400,000	Sprint Corp.†	1,952,000
2,815,600	Telecom Italia SpA†	2,671,097
175,000	Telecom Italia SpA, ADR†	1,674,750
39,981	Telefonica Brasil SA, ADR	614,108
245,000	Telefonica SA, ADR	2,418,150
977,510	Telephone & Data Systems Inc.	27,399,605
230,000	Telesites SAB de CV†	180,534
145,000	VEON Ltd., ADR	382,800
100,000	Verizon Communications Inc.	4,782,000

		52,720,097

	Transportation — 0.8%
283,000	GATX Corp.	19,382,670
4,000	Kansas City Southern	439,400

		19,822,070

	Wireless Communications — 0.9%
42,000	Altice USA Inc., Cl. A†	776,160
115,000	America Movil SAB de CV, Cl. L, ADR	2,195,350
14,000	Millicom International Cellular SA	968,800
53,000	Millicom International Cellular SA, SDR	3,614,877
208,000	NTT DoCoMo Inc.	5,257,422
20,000	Tim Participacoes SA, ADR	433,400
50,000	T-Mobile US Inc.†	3,052,000
137,000	United States Cellular Corp.†	5,506,030

		21,804,039

	TOTAL COMMON STOCKS	2,535,639,223

Shares		Market Value
	CLOSED-END FUNDS — 0.4%
109,000	Altaba Inc.†	$8,070,360
11,417	Royce Global Value Trust Inc.	125,244
79,500	Royce Value Trust Inc.	1,237,020

	TOTAL CLOSED-END FUNDS	9,432,624

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	596,073

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†(a)	200

	WARRANTS — 0.0%
	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 05/14/18†(b)	397,000

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$ 3,600,000	U.S. Treasury Bills, 1.654% to 1.715%††, 06/07/18 to 06/28/18	3,586,429

	TOTAL INVESTMENTS — 100.0% (Cost $864,680,339)	$2,549,651,549

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of the Rule 144A security amounted to $397,000 or 0.02% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	—	$165,000	—	$165,000
Business Services	$68,233,047	—	$ 0	68,233,047
Energy and Utilities	82,799,829	—	0	82,799,829
Financial Services	271,081,163	63,663	—	271,144,826
Manufactured Housing and Recreational Vehicles	6,188,125	410,000	—	6,598,125
Other Industries (a)	2,106,698,396	—	—	2,106,698,396

Total Common Stocks	2,535,000,560	638,663	0	2,535,639,223

Closed End Funds	9,432,624	—	—	9,432,624
Preferred Stocks (a)	—	596,073	—	596,073
Rights (a)	—	—	200	200
Warrants (a)	397,000	—	—	397,000
U.S. Government Obligations	—	3,586,429	—	3,586,429

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,544,830,184	$4,821,165	$200	$2,549,651,549

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q118QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Asset Fund

By (Signature and Title)*    /s/ Bruce N. Alpert

                                              Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                              Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

By (Signature and Title)*    /s/ John C. Ball

                                              John C. Ball, Principal Financial Officer and Treasurer

Date 5/24/18

* Print the name and title of each signing officer under his or her signature.